Trade Receivables (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [abstract]
Description of contribute percentage of rental income	The Group had no major tenant which contributed more than 10% to the total rental income.	The Group had no major tenant which contributed more than 10% to the total rental income.